SHARE BASED COMPENSATION (Details) - $ / shares	Dec. 21, 2020	Aug. 05, 2020	Nov. 22, 2018	Aug. 05, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)			293,059
Exercise price (per share)			$ 0.4749
Fair value (per share)			$ 2.70
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)			293,059
Exercise price (per share)			$ 0.4749
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Automatic termination period of the plan		10 years
Expiration term				10 years
Amended and Restated 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	10 years